Virtus Insight Trust

Supplement dated June 25, 2010 to the Virtus Insight Trust Prospectus dated May 1, 2010, as supplemented

IMPORTANT NOTICE TO INVESTORS

The information shown updates and replaces the comparable disclosure under “Portfolio Management” on page 75 of the fund’s current prospectus.

Virtus Balanced Allocation Fund	Thomas P. Lettenberger, CFA (since 2009) Daniel L. Sido (since 2006) Maureen Svagera, CFA (since 2006)
Virtus Core Equity Fund	T. Andrew Janes, J.D., CFA (since 1999) Daniel L. Sido (since 2005)
Virtus Insight Government Money Market Fund	Peter J. Arts Boyd R. Eager (both since 2004)
Virtus Insight Money Market Fund	Peter J. Arts Boyd R. Eager (both since 2004)
Virtus Insight Tax-Exempt Money Market Fund	Peter J. Arts (since 2004) Boyd R. Eager (since 2006)
Virtus Intermediate Government Bond Fund	Carol H. Lyons (since 2006) Maureen Svagera, CFA (since 1997)
Virtus Intermediate Tax-Exempt Bond Fund	Michael Janik, CFA (since May 2010) George W. Selby (since 1998)
Virtus Short/Intermediate Bond Fund	Carol H. Lyons (since 2005) Maureen Svagera, CFA (since 1996)
Virtus Tax-Exempt Bond Fund	Michael Janik, CFA (since May 2010) George W. Selby (since 1998)
Virtus Value Equity Fund	T. Andrew Janes, J.D., CFA (since 2003) Daniel L. Sido (since 2005)

Peter Arts. Mr. Arts joined Harris in 1995 and serves as Managing Director-Fixed Income. He has 16 years of investment management experience.

Boyd Eager. Mr. Eager joined Harris in 1996 and serves as Principal and Portfolio Manager. He has 14 years of investment management experience.

T. Andrew Janes, J.D., CFA. Mr. Janes joined Harris in 1999 and serves as Partner and Portfolio Manager. He has served as a manager of the fund since then and has 24 years of portfolio management, investment research and trust administration experience.

Michael Janik, CFA. Mr. Janik joined Harris in 2005 and serves as Principal and Fundamental Analyst, specializing in municipal bonds. Prior to joining the firm, he was a research analyst focusing on the bond market. He has 22 years of investment experience.

Carol H. Lyons. Ms. Lyons joined Harris in 1995 and serves as Partner and Portfolio Manager. She has 29 years of fixed income portfolio management and sales experience.

Thomas P. Lettenberger, CFA. Mr. Lettenberger joined Harris in 2005 and serves as Partner and Portfolio Manager. Prior to joining Harris, Mr. Lettenberger was a portfolio manager at an asset management firm from 2000 to 2005 with responsibility for institutional and mutual fund accounts. He has 12 years of investment management experience.

George W. Selby, CPA. Mr. Selby joined Harris in 1998 and serves as Partner and Portfolio Manager. Prior to joining Harris, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 27 years of municipal bond sales experience.

Daniel L. Sido. Mr. Sido joined Harris in 1994 and serves as Senior Partner and Managing Director, Equities and Portfolio Manager. Prior to joining Harris, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has 26 years of investment management experience.

Maureen Svagera, CFA. Ms. Svagera joined Harris in 1994 and serves as Managing Director-Fixed Income and Portfolio Manager. Prior to joining Harris, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage- and asset-backed securities markets. She has 31 years of total experience in the fixed-income market, 26 of those years in investment management.

Investors should retain this supplement with the Prospectus for future reference.

VIT 8003/FI PMs (6/10)

Virtus Disciplined Small-Cap Value Fund,

a series of Virtus Insight Trust

Supplement dated June 25, 2010 to the

Prospectus and to the Statement of Additional Information for the Virtus Insight Trust

dated May 1, 2010, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 25, 2010, the Virtus Disciplined Small-Cap Value Fund, formerly a series of Virtus Insight Trust, was merged with and into the Virtus Quality Small-Cap Fund, a series of Virtus Equity Trust. The Virtus Disciplined Small-Cap Value Fund has ceased to exist and is no longer available for sale.

Investors should retain this supplement with the Prospectus

and Statement of Additional Information for future reference.

VIT 8003/DSCVF Merged (6/10)

Virtus Disciplined Small-Cap Opportunity Fund,

a series of Virtus Insight Trust

Supplement dated June 25, 2010 to the

Prospectus and to the Statement of Additional Information for the Virtus Insight Trust

dated May 1, 2010, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 25, 2010, the Virtus Disciplined Small-Cap Opportunity Fund, formerly a series of Virtus Insight Trust, was merged with and into the Virtus Small-Cap Core Fund, a series of Virtus Equity Trust. The Virtus Disciplined Small-Cap Opportunity Fund has ceased to exist and is no longer available for sale.

Investors should retain this supplement with the Prospectus

and Statement of Additional Information for future reference.

VIT 8003/DSCOF Merged (6/10)

Virtus Emerging Markets Opportunities Fund,

a series of Virtus Insight Trust

Supplement dated June 25, 2010 to the Prospectus dated May 1, 2010,

as supplemented

IMPORTANT NOTICE TO INVESTORS

The information shown below updates and replaces the comparable disclosure under “Fees and Expenses” on page 1 of the fund’s current prospectus.

EMERGING MARKETS OPPORTUNITIES FUND

On page 1 of the fund’s prospectus, the Fees and Expenses table is hereby revised by replacing the Annual Fund Operating Expenses portion of the table and by adding footnote (d) as follows:

	Class A	Class C	Class I

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses:
Shareholder Servicing Fees	None	None	0.05%
Acquired Fund Fees and Expenses(c)	0.01%	0.01%	0.01%
Remainder of Other Expenses(d)	0.43%	0.43%	0.43%

Total Other Expenses	0.44%	0.44%	0.49%

Total Annual Fund Operating Expenses(d)	1.69%	2.44%	1.49%

(d)	Restated to reflect current fees.

Also on page 1, the Example table is hereby replaced with the following:

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$737	$1,077	$1,440	$2,458
Class C	Sold	$347	$761	$1,301	$2,776
	Held	$247	$761	$1,301	$2,776
Class I	Sold or Held	$152	$471	$813	$1,779

Investors should retain this supplement with the Prospectus for future reference.

VIT 8003 EMOFund RevExpenseTables (6/10)